DERIVATIVE INSTRUMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017	Jun. 30, 2016
Class of Warrant or Right
Reclassification of derivative warrant liability to additional paid-in capital						$ 16,121,000
Derivatives (gain) loss	$ 3,059,000	$ 336,000	$ 2,264,000	$ 788,000	$ (593,000)	10,804,000	$ 376,000
Derivative instruments, fair value	41,000		41,000		$ 1,314,000	1,907,000
Common Stock | Public Offering, May 2014
Class of Warrant or Right
Number of shares into which a warrant may be converted					1,750,156
Warrants
Class of Warrant or Right
Reclassification of derivative warrant liability to additional paid-in capital						16,121,000
Non-cash loss from modification of warrants	(30,000)	(336,000)	765,000	(788,000)	$ 593,000	(10,804,000)	(376,000)
Derivative instruments, fair value	41,000	2,695,000	41,000	2,695,000	1,314,000	1,907,000	7,224,000	$ 519,000	$ 2,359,000
Warrants | Other Income (Expense)
Class of Warrant or Right
Derivatives (gain) loss	$ 3,100,000	$ 336,000	$ 2,300,000	$ 788,000	$ (593,000)	$ 10,804,000	$ 376,000